UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leora R. Weiner
Title:  Chief Compliance Officer
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
      Leora R. Weiner        Beverly Hills, CA          February 11, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:   $16012806
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103  1105745 18097306 SH       SOLE                 16912806           1184500
American Express Company       COM              025816109  1201667 21317492 SH       SOLE                 19804692           1512800
Anglo American PLC             COM              03485p102     1613    67804 SH       SOLE                    67804
Bear Stearns Companies, Inc.   COM              073902108     3351    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   619907 13754320 SH       SOLE                 12976120            778200
Coca Cola Co.                  COM              191216100   398316  9565700 SH       SOLE                  9087000            478700
El Paso Corporation            COM              28336L109   812561 78130889 SH       SOLE                 73376789           4754100
Electronic Data Systems Corpor COM              285661104  1017173 44033466 SH       SOLE                 41413466           2620000
Equity Office Properties Trust COM              294741103     2402    82500 SH       SOLE                    82500
Equity Residential             COM              29476L107      868    24000 SH       SOLE                    24000
Fannie Mae                     COM              313586109  1003624 14093861 SH       SOLE                 13244261            849600
Freddie Mac                    COM              313400301  1798473 24402624 SH       SOLE                 23003824           1398800
HCA Inc.                       COM              404119109   466435 11672550 SH       SOLE                 10924850            747700
Johnson & Johnson              COM              478160104   277177  4370500 SH       SOLE                  4125400            245100
Kraft Foods Inc. Class A       COM              50075n104   680035 19096730 SH       SOLE                 17796830           1299900
Lockheed Martin Corporation    COM              539830109     1472    26500 SH       SOLE                    26500
Manpower Inc.                  COM              56418H100     3695    76500 SH       SOLE                    76500
Marsh & McLennan Companies Inc COM              571748102  1321060 40153800 SH       SOLE                 37385100           2768700
Mattel, Inc.                   COM              577081102      743    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101      503    15700 SH       SOLE                    15700
Merrill Lynch & Co., Inc.      COM              590188108   494781  8278080 SH       SOLE                  7728580            549500
Nike, Inc.  Class B            COM              654106103      943    10400 SH       SOLE                    10400
Office Depot, Inc.             COM              676220106     3359   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   182803  7225413 SH       SOLE                  6820193            405220
PepsiCo, Inc.                  COM              713448108     4301    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   886649 32973190 SH       SOLE                 30920990           2052200
Pitney Bowes Inc.              COM              724479100   259006  5596500 SH       SOLE                  5352900            243600
Safeway Inc.                   COM              786514208   380885 19295100 SH       SOLE                 18140400           1154700
Target Corporation             COM              87612e106     2077    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   595712 54254300 SH       SOLE                 50707600           3546700
The Interpublic Group of Compa COM              460690100   341719 25501405 SH       SOLE                 23853205           1648200
The Kroger Co.                 COM              501044101   570198 32508440 SH       SOLE                 29880940           2627500
Time Warner Inc.               COM              887317105   278728 14330514 SH       SOLE                 13179414           1151100
Tyco International Ltd.        COM              902124106   833737 23327835 SH       SOLE                 21875535           1452300
UST Inc.                       COM              902911106      880    18300 SH       SOLE                    18300
United Technologies Corporatio COM              913017109     3101    30000 SH       SOLE                    30000
Wyeth                          COM              983024100   457104 10732661 SH       SOLE                 10039261            693400